Schedule of Maturities Principal and Interest payments (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Debt Disclosure [Abstract]
2025		$ 3,986,662
2026	4,912,284	405,957
2027	394,550	405,957
2028	394,550	405,957
2029	394,550	405,957
2030	394,550	405,957
2031	394,550	340,441
2032	307,378	283,173
2033	206,572	204,066
2034	143,836	103,973
2035 - 2044	876,283	922,351
Total bank and other borrowings repayments	8,419,103	7,870,451
Less: imputed interest	(792,185)	(1,018,218)
Total bank and other borrowings recognized in the Consolidated Balance Sheet	$ 7,626,918	$ 6,852,233